Note 19 - Equity Incentive Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 13, 2019	Jun. 30, 2016	Apr. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	203,632
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 50.94
Deferred Compensation Liability, Current and Noncurrent, Total	$ 1,660,000	$ 1,742,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 22.10	$ 14.92	$ 13.43
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 3,358,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	4 years 2 months 19 days
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)	153,622
Share-based Compensation Arrangement by Share-based Payment Award, Instruments Other Than Options, Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 49.17
Stock Appreciation Rights (SARs) [Member] | Other Liabilities [Member]
Deferred Compensation Liability, Current and Noncurrent, Total	$ 2,708,000	$ 2,303,000
Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Intrinsic Value of Awards Exercised During Period	$ 962,000	$ 463,000	$ 369,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)	1,250	0
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 64,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 9 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
The 2009 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)						100,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	8,475
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 35.00
The 2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					750,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	362,096
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	195,157
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 51.63
The 2016 Equity Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)	153,622
Share-based Compensation Arrangement by Share-based Payment Award, Instruments Other Than Options, Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 49.17